Shareholders' Equity (Deficit) (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Issuance of convertible preferred stock, shares			43,530		44,030	2,229,702
Convertible preferred stock price per share			$ 0.0001		$ 0.0001	$ 0.0001
Warrants to purchase of common stock, shares					1,313		237,570
Warrants price per share					$ 60.00		$ 28.20
Proceeds from issuance of common stock			$ 1,244,000	$ 34,000	$ 255,991	$ 5,579,208
Percentage of preferred stock shares issued and outstanding							125.00%
Number of common stock shares issued					263
Preferred stock shares outstanding			43,530		44,030	2,229,702
Common Stock [Member]
Proceeds from issuance of common stock			$ 3,600,000
Conversion of stock, shares converted					548,842
Number of common stock shares issued					50,895
Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares		44,030
Convertible preferred stock price per share		$ 100.00
Warrant term		5 years
Warrants to purchase of common stock, shares		670,475
Warrants price per share		$ 7.22
Preferred stock dividend rate		10.00%
Proceeds from issuance of common stock		$ 10,000,000
Preferred stock converted of common stock closing price percentage		100.00%
Percentage of preferred stock shares issued and outstanding		50.00%
Series C Convertible Preferred Stock [Member] | Investor [Member]
Warrants price per share	$ 4.94
Conversion of stock, shares converted	500
Number of common stock shares issued	10,934
Preferred stock shares outstanding			43,530		44,030